Auditor's Fee	12 Months Ended
Dec. 31, 2021
Auditors' Fee
Auditors' Fee

Note 6 Auditors’ Fee

	Year Ended December 31,
	2021	2020	2019
EY
Audit services	6,235	4,449	645
Other audit activities	2,105	3,774	3,343
Tax advice	73	—	—
Other services	—	—	98
Total	8,413	8,223	4,086

KPMG
Audit services	472	102	—
Other audit activities	1,178	2,552	—
Total	1,650	2,654	—

Other auditors
Audit services	471	102	—
Other audit activities	79	—	—
Total	550	102	—

Total audit fee	10,613	10,979	4,086

Audit assignments relate to the statutory audit of the financial statements and the accounts, as well as the management of the Board of Directors and the CEO. This includes other responsibilities that it is incumbent upon the company’s auditor to perform including providing advice or any other assistance that may result from observations in such review or the conduct of such other responsibilities.

Other auditing activities are those services in accordance with a special agreement on financial statements. Other services include advice on accounting issues and advice on processes and internal control.